ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE
11. ACCOUNTS PAYABLE

Accounts payable consist of the following:

	As of December 31,
	2016	2017
Payables for purchase of property and equipment	163,190,564	576,569,163
Others	16,687,283	41,300,848
Total	179,877,847	617,870,011